ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Oct. 31, 2022
Accounts Payable And Accrued Liabilities
SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	October 31, 2022	October 31, 2022	January 31, 2021
Accounts payable	$909,438	$2,299,177	$236,806
Accrued liabilities	435,850	1,066,885	71,913
	$1,345,288	$3,366,062	$308,719